Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision For Site Reclamation And Closure [Abstract]
Disclosure of other provisions [Table Text Block]
	Quebec	Nunavut	Total
Balance at December 31, 2021	$1,934	$2,256	$4,190
Accretion	42	52	94
Change in estimate	(409)	396	(13)
Balance at December 31, 2022	$1,567	$2,704	$4,271
Accretion	54	94	148
Change in estimate	(52)	128	76
Balance at December 31, 2023	$1,569	$2,926	$4,495